Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Anti-dilutive share
Number of preferred shares included in the calculation of diluted net income (loss) per share	0	0
Numerator:
Net income (loss) attributable to Weibo	$ 34,745	$ (65,325)	[1]	$ (39,790)	[1]
Denominator:
Weighted average ordinary shares outstanding (in shares)	208,163,000	186,878,000	[1]	146,820,000	[1]
Basic net income (loss) per share attributable to Weibo (in dollars per share)	$ 0.17	$ (0.35)	[1]	$ (0.27)	[1]
Numerator:
Net income (loss) attributable for calculating diluted net loss per share	$ 34,745	$ (65,325)		$ (39,790)
Denominator:
Weighted average ordinary shares outstanding (in shares)	208,163,000	186,878,000	[1]	146,820,000	[1]
Weighted average ordinary shares equivalents:
Effects of dilutive securities	9,800,000
Shares used in computing diluted net income (loss) per share attributable to Weibo (in shares)	217,918,000	186,878,000	[1]	146,820,000	[1]
Diluted net income (loss) per share attributable to Weibo (in dollars per share)	$ 0.16	$ (0.35)	[1]	$ (0.27)	[1]
Stock options
Weighted average ordinary shares equivalents:
Effects of dilutive securities	8,572,000
Restricted share units
Weighted average ordinary shares equivalents:
Effects of dilutive securities	1,183,000
Options and RSUs
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income (loss) per share		17,800,000		52,600,000
Convertible preferred shares
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income (loss) per share				30,000,000

[1]	The above consolidated statements of income (loss) and comprehensive income (loss) present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).